Summary of Fair Value of Consideration Transferred and Amounts Recognized for Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	1 Months Ended				3 Months Ended		12 Months Ended
	Jul. 31, 2015	Mar. 31, 2015	Jun. 30, 2014	Apr. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Consideration transferred
Cash, net of cash acquired					$ 280	$ 228	$ 1,163	$ 185	$ 111
Assets acquired and liabilities assumed
Goodwill					$ 883		829	565	524
ONCASPAR
Consideration transferred
Cash, net of cash acquired	$ 890						890
Fair value of consideration transferred							890
Assets acquired and liabilities assumed
Other intangible assets							794
Inventories							22
Accrued liabilities							(1)
Long-term liabilities							(123)
Total identifiable net assets							692
Goodwill							198
Total assets acquired and liabilities assumed							890
SuppreMol GmbH
Consideration transferred
Cash, net of cash acquired		$ 228					228
Fair value of consideration transferred							228
Assets acquired and liabilities assumed
Other intangible assets		$ 179				$ 179	179
Other assets							19
Long-term liabilities							(53)
Total identifiable net assets							145
Goodwill							83
Total assets acquired and liabilities assumed							$ 228
Chatham Therapeutics
Consideration transferred
Cash, net of cash acquired				$ 70				70
Fair value of contingent payments				77				77
Fair value of consideration transferred								147
Assets acquired and liabilities assumed
Other intangible assets								74
Total identifiable net assets								74
Goodwill				$ 73				73
Total assets acquired and liabilities assumed								147
AesRx LLC
Consideration transferred
Cash, net of cash acquired			$ 15					15
Fair value of contingent payments			65					65
Fair value of consideration transferred								80
Assets acquired and liabilities assumed
Other intangible assets								78
Total identifiable net assets								78
Goodwill			$ 2					2
Total assets acquired and liabilities assumed								$ 80
Inspiration Bio Pharmaceuticals Inc
Consideration transferred
Cash, net of cash acquired									51
Fair value of contingent payments									269
Fair value of consideration transferred									320
Assets acquired and liabilities assumed
Other intangible assets									288
Other assets									25
Total identifiable net assets									313
Goodwill									7	$ 7
Total assets acquired and liabilities assumed									$ 320